Net (Loss) Income per Share and Unaudited Pro Forma Net Income per Share - Narrative (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2020 shares	Dec. 25, 2020 shares	Dec. 27, 2019 shares	Dec. 25, 2020	Dec. 27, 2019 shares	Mar. 27, 2020 shares	Mar. 29, 2019 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average basic and diluted common shares (in shares)						10,000,000	10,000,000
Antidilutive securities		57,553,282
IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued upon conversion, including shares withheld for tax withholding obligation (in shares)	166,500,000
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares returned for tax payments made on behalf of holders of common stock (in shares)	2,066,508
Weighted average basic and diluted common shares (in shares)			10,000,000		10,000,000
Common Class A | Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Priority dividend rate				8.00%		8.00%
Annualized return on capital, triggering percent, remaining distributions split between Class A and Class L shareholders				8.00%		8.00%
Common Class A | IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate	15.822
Shares returned for tax payments made on behalf of holders of common stock (in shares)	2,066,508
Common Class L | IPO
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion rate	13.010
Shares returned for tax payments made on behalf of holders of common stock (in shares)	1,766